Note 20 Non current assets and disposal groups classified as held for sale breakdown by items (Details) - EUR (€) € in Millions		Jun. 30, 2026	Dec. 31, 2025
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		€ (4,864)	€ (709)
Liabilities included in disposal groups classified as held for sale		3,463	0
Foreclosures and recoveries [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		(800)	(743)
Other assets from tangible assets [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		(324)	(473)
Companies held for sale [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	(4,124)	(55)
Liabilities included in disposal groups classified as held for sale		3,463	0
Accrued amortization [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[2]	(61)	(58)
Impairment losses [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		€ (323)	€ (504)

[1]	(1) The balance as of June 2026 corresponds mainly to the stake in the Romanian subsidiary of Garanti Bank (see Note 3).
[2]	(2) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".